Retirement benefits (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
MiX Telematics Limited [Member]
Defined Contribution Plan, Cost	$ 2.1	$ 2.0